Fair Value Measurements (Details) - Schedule of public warrants were exercised $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of public warrants were exercised [Line Items]
Balance	$ 35,200
Change in fair value of warrant liability	(19,720)
Balance	15,480
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of public warrants were exercised [Line Items]
Balance	21,278
Change in fair value of warrant liability	(11,301)
Balance	9,977
Total Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of public warrants were exercised [Line Items]
Balance	56,478
Change in fair value of warrant liability	(31,021)
Balance	$ 25,457